Note 9 - Intangible Assets (Details) - Approximate Aggregate Amortization Expense (USD $)	Dec. 31, 2013
Approximate Aggregate Amortization Expense [Abstract]
2014	$ 77,600
2015	77,600
2016	77,600
2017	$ 25,866